Pension Schemes - Summary of Net Pension Obligations and Net Pension Assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Net pension assets	£ 46	£ 47
Net pension obligation	(315)	(671)
Overall net pension obligation	£ (269)	£ (624)